Related Party (Details) - Schedule of Related Parties had Transactions	6 Months Ended
Jun. 30, 2023
Brera Calcio AS [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Brera Calcio AS
Nature of relationship	Shareholder of the Company being the president of this entity
Alessandro Aleotti [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Alessandro Aleotti
Nature of relationship	Shareholder
Leonardo Aleotti [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Leonardo Aleotti
Nature of relationship	Shareholder
Marco Sala [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Marco Sala
Nature of relationship	Shareholder
Max Srl [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Max Srl
Nature of relationship	Shareholder
Stefano Locatelli [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Stefano Locatelli
Nature of relationship	Shareholder
Rocca Christian [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Rocca Christian
Nature of relationship	Shareholder
Scalpelli Sergio Carlo [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Scalpelli Sergio Carlo
Nature of relationship	Shareholder
Adrio Maria de Carolis [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Adrio Maria de Carolis
Nature of relationship	Shareholder
Goran Pandev [Member]
Related Party (Details) - Schedule of Related Parties had Transactions [Line Items]
Name of the related parties	Goran Pandev
Nature of relationship	Shareholder